SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	1,250,000	1,250,000	1,250,000	1,397,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,615,000	2,615,000	2,615,000	1,920,000
Diluted weighted average number of common shares outstanding	49,589,430	49,405,027	51,339,216
Basic weighted average number of common shares outstanding	46,095,232	47,089,027	47,948,596
Cash, Uninsured Amount	$ 3,646,758	$ 1,684,369	$ 737,523
XG Mining [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	90.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.00%